Segmented information - Segment Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Segmented Information [Line Items]
Total assets	$ 6,991,058	$ 5,905,323
Drilling and development	528,056	339,390
Exploration and evaluation	23,761	35,406
Royalties	(306,017)	(186,122)
Revenue from external customers	3,415,211	2,040,730
Transportation	(78,896)	(77,161)
Operating	(489,034)	(413,013)
General and administration	(57,677)	(52,877)
Corporate income taxes	226,471	45,854
Corporate income taxes	(226,471)	(45,854)
Windfall taxes	222,859
Interest expense	(82,858)	(73,075)
Fund flows from operations	1,634,865	919,862
Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	6,991,058	5,905,323
Drilling and development	528,056	339,390
Exploration and evaluation	23,761	35,406
Crude oil and condensate sales	1,692,229	1,162,808
NGL sales	133,513	104,655
Natural gas sales	1,650,652	812,298
Sales of purchased commodities	244,834	147,091
Royalties	(306,017)	(186,122)
Revenue from external customers	3,415,211	2,040,730
Purchased commodities	(244,834)	(147,091)
Transportation	(78,896)	(77,161)
Operating	(489,034)	(413,013)
General and administration	(57,677)	(52,877)
Windfall taxes	(222,859)
Interest expense	(82,858)	(73,075)
Realized loss on derivative instruments	(405,894)	(327,384)
Realized other income	12,982	22,200
Fund flows from operations	1,634,865	919,862
Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange loss	15,195	(6,613)
PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	18,318	15,688
Corporate income taxes	(18,318)	(15,688)
Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	208,153	30,166
Corporate income taxes	(208,153)	(30,166)
Canada | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	3,612,487	3,100,322
Drilling and development	275,203	190,242
Exploration and evaluation	0	0
Crude oil and condensate sales	910,863	625,053
NGL sales	114,128	86,932
Natural gas sales	319,293	189,790
Sales of purchased commodities	0	0
Royalties	(196,005)	(113,651)
Revenue from external customers	1,148,279	788,124
Purchased commodities	0	0
Transportation	(44,849)	(38,764)
Operating	(240,899)	(215,378)
General and administration	(28,643)	(18,380)
Windfall taxes	0
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized other income	0	0
Fund flows from operations	833,878	515,602
Canada | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange loss	0	0
Canada | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate income taxes	0	0
Canada | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	10	0
Corporate income taxes	(10)	0
USA | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	618,116	545,296
Drilling and development	63,353	32,540
Exploration and evaluation	0	0
Crude oil and condensate sales	130,150	80,208
NGL sales	19,385	17,723
Natural gas sales	16,698	14,484
Sales of purchased commodities	0	0
Royalties	(44,427)	(30,747)
Revenue from external customers	121,806	81,668
Purchased commodities	0	0
Transportation	(618)	(1,336)
Operating	(27,372)	(16,992)
General and administration	(5,863)	(4,563)
Windfall taxes	0
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized other income	0	0
Fund flows from operations	87,953	58,777
USA | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange loss	0	0
USA | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate income taxes	0	0
USA | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate income taxes	$ 0	$ 0
France
Disclosure Of Segmented Information [Line Items]
Revenue (as a percentage)	10.00%	10.00%
France | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	$ 823,544	$ 771,707
Drilling and development	44,250	39,587
Exploration and evaluation	2	121
Crude oil and condensate sales	365,431	279,263
NGL sales	0	0
Natural gas sales	0	0
Sales of purchased commodities	0	0
Royalties	(40,353)	(37,666)
Revenue from external customers	325,078	241,597
Purchased commodities	0	0
Transportation	(20,100)	(26,497)
Operating	(57,588)	(52,147)
General and administration	(16,444)	(10,954)
Windfall taxes	0
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized other income	0	0
Fund flows from operations	201,057	161,119
France | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange loss	0	0
France | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate income taxes	0	0
France | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	29,889	(9,120)
Corporate income taxes	(29,889)	9,120
Netherlands | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	240,276	227,779
Drilling and development	21,629	20,198
Exploration and evaluation	23	6,839
Crude oil and condensate sales	2,119	2,640
NGL sales	0	0
Natural gas sales	560,738	293,083
Sales of purchased commodities	0	0
Royalties	(512)	(873)
Revenue from external customers	562,345	294,850
Purchased commodities	0	0
Transportation	0	0
Operating	(45,903)	(35,269)
General and administration	(4,255)	(1,243)
Windfall taxes	0
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized other income	0	0
Fund flows from operations	361,540	211,771
Netherlands | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange loss	0	0
Netherlands | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate income taxes	0	0
Netherlands | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	150,647	46,567
Corporate income taxes	(150,647)	(46,567)
Germany | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	398,612	422,030
Drilling and development	25,087	19,234
Exploration and evaluation	1,070	1,073
Crude oil and condensate sales	62,464	32,607
NGL sales	0	0
Natural gas sales	418,796	99,328
Sales of purchased commodities	0	0
Royalties	(21,232)	(2,847)
Revenue from external customers	460,028	129,088
Purchased commodities	0	0
Transportation	(9,751)	(6,359)
Operating	(41,523)	(27,149)
General and administration	(6,949)	(5,257)
Windfall taxes	0
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized other income	0	0
Fund flows from operations	370,292	90,323
Germany | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange loss	0	0
Germany | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate income taxes	0	0
Germany | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	31,513	0
Corporate income taxes	(31,513)	0
Ireland | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	465,643	427,362
Drilling and development	3,030	1,261
Exploration and evaluation	0	0
Crude oil and condensate sales	15	23
NGL sales	0	0
Natural gas sales	324,330	214,402
Sales of purchased commodities	0	0
Royalties	0	0
Revenue from external customers	324,345	214,425
Purchased commodities	0	0
Transportation	(3,578)	(4,205)
Operating	(16,580)	(14,889)
General and administration	122	9
Windfall taxes	0
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized other income	0	0
Fund flows from operations	304,309	195,340
Ireland | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange loss	0	0
Ireland | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate income taxes	0	0
Ireland | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate income taxes	0	0
Australia | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	249,253	217,852
Drilling and development	95,173	34,785
Exploration and evaluation	0	0
Crude oil and condensate sales	221,187	143,014
NGL sales	0	0
Natural gas sales	0	0
Sales of purchased commodities	0	0
Royalties	0	0
Revenue from external customers	221,187	143,014
Purchased commodities	0	0
Transportation	0	0
Operating	(57,478)	(50,748)
General and administration	(4,964)	(3,457)
Windfall taxes	0
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized other income	0	0
Fund flows from operations	145,443	78,880
Australia | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange loss	0	0
Australia | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	18,318	15,688
Corporate income taxes	(18,318)	(15,688)
Australia | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	(5,016)	(5,759)
Corporate income taxes	5,016	5,759
Corporate | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	583,127	192,975
Drilling and development	331	1,543
Exploration and evaluation	22,666	27,373
Crude oil and condensate sales	0	0
NGL sales	0	0
Natural gas sales	10,797	1,211
Sales of purchased commodities	244,834	147,091
Royalties	(3,488)	(338)
Revenue from external customers	252,143	147,964
Purchased commodities	(244,834)	(147,091)
Transportation	0	0
Operating	(1,691)	(441)
General and administration	9,319	(9,032)
Windfall taxes	(222,859)
Interest expense	(82,858)	(73,075)
Realized loss on derivative instruments	(405,894)	(327,384)
Realized other income	12,982	22,200
Fund flows from operations	(669,607)	(391,950)
Corporate | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange loss	15,195	(6,613)
Corporate | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	0	0
Corporate income taxes	0	0
Corporate | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income taxes	1,110	(1,522)
Corporate income taxes	$ (1,110)	$ 1,522